EARNINGS PER SHARE	12 Months Ended
Apr. 30, 2012
EARNINGS PER SHARE

NOTE 22.  EARNINGS PER SHARE

The Company only had common shares, warrants and stock options issued and outstanding as of April 30, 2012.  Under the treasury stock method of earnings per share, the Company computed the diluted earnings per share as if all issued warrants were converted to common stock and cash proceeds were used to buy back common stock.

	For the Years Ended April 30
	2012	2011	2010
EPS numerator:
Net income from continuing operatings, net of income taxes	$22,016,878	26,655,299	29,482,512
Less: Net (loss) income attributable to noncontrolling interests	4,994,669	5,620,679	7,040,555
Income from continuing operations attributable to common stockholders	17,022,209	21,034,620	22,441,957
(Loss) income from discontinued operations, net of income taxes	(2,775,766)	15,745,189	10,465,735
Net income attributable to common stockholders	$14,246,443	36,779,809	32,907,692
EPS denominator:
Weighted average shares outstanding — basic	33,108,863	29,764,705	24,375,508
Effect of dilutive shares	435,491	657,688	1,372,528
Weighted average shares outstanding — diluted	33,544,354	30,422,393	25,748,036
Basic EPS attributable to common stockholders:
Income from continuing operations	0.51	0.71	0.92
(Loss) income from discontinued operations	(0.08)	0.53	0.43
Net income attributable to common stockholders	$0.43	1.24	1.35
Diluted EPS attributable to common stockholders:
Income from continuing operations	0.50	0.69	0.87
(Loss) income from discontinued operations	(0.08)	0.52	0.41
Net income attributable to common stockholders	$0.42	1.21	1.28